LINE OF CREDIT, SHORT TERM DEBT AND BANK ACCEPTANCE NOTES (Tables)	6 Months Ended
Jun. 30, 2013
LINE OF CREDIT, SHORT TERM DEBT AND BANK ACCEPTANCE NOTES [Abstract]
Schedule of Short-Term Debt
	June 30, 2013	December 31, 2012
Loan from CITIC bank	$7,280	$7,333
Loan from ICBC	4,854	--
Loan from Taizhou Bank	1,610	1,585
Loan from Pay-Ins Prem	-	36
	$13,744	$8,754

Schedule of Bank Acceptance Notes

	June 30, 2013	December 31, 2012
a) Bank acceptance notes payable to China Everbright bank	$9,061	$6,334
b) Bank acceptance notes payable to Taizhou bank	4,530	4,627
c) Bank acceptance notes payable to CITIC bank	5,824	5,608
d) Bank acceptance notes payable to ICBC	2,427	--
e) Bank acceptance notes payable to Yinzuo bank	--	1,268
f) Bank acceptance notes payable to Shanghai Pudong development bank	--	677
	$21,842	$18,513

a.
Notes payable to China Everbright bank have various maturity dates from July, 2013 to December 2013. The notes payable are guaranteed by land use right and a building at a total carrying value of $1.5 million. The Company is also required to maintain cash deposits at 50% of the notes payable with the bank, in order to ensure future credit availability.

b.
Notes payable to Taizhou bank have various maturity dates from July 2013 to October, 2013. The Company is required to maintain cash deposits at 50% or 100% of the notes payable with the bank, in order to ensure future credit availability.

c.
Notes payable to CITIC bank have various maturity dates from September, 2013 to November, 2013. The Company is required to maintain cash deposits at 100% of the notes payable with the bank, in order to ensure future credit availability.

d.	Notes payable to ICBC will be due in July 2013. The Company is required to maintain cash deposits at 100% of the notes payable with the bank, in order to ensure future credit availability.

e.
Notes payable to Yinzuo bank include 21 bank acceptance notes which expired in March 2013. The Company was required to maintain cash deposits at 50% of the notes payable with the bank, in order to ensure future credit availability.

f.
On March 13, 2012 the Company and Shanghai Pudong Development Bank signed bank acceptance note agreement for $676,811. This bank note facility was issued to Jonway Auto's suppliers and secured by a letter of credit, valued at $676,811, of which Jonway Auto was a beneficiary. The bank acceptance notes expired on March 13, 2013.